12. Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Taxes [abstract]
Schedule of deferred tax assets (liabilities) - noncurrent

The positions of deferred assets and liabilities are presented below and comply with the enforceable offset legal rights that consider taxes levied by the same tax authority under the same tax entity.

	2018	Statement of operations	Accumulated profits	Exchange Rate change	Reclassification	2019
Company and controlled subsidiary Smiles
Income Tax losses carry forward	16,983	25,868	-	(56)	-	42,795
Negative basis of social contribution	6,114	8,246	-	-	-	14,360
Temporary differences
Allowance for expenses loss on trade receivables and other credits	196	1,762	-	-	-	1,958
Provision for legal proceedings and tax liabilities	916	(220)	-	-	-	696
Unrealized intercompany profits	49,613	-	-	-	(49,613)	-
Total deferred taxes - assets	73,822	35,656	-	(56)	(49,613)	59,809
Controlled subsidiary GLA and Smiles
Income tax losses carry forward	58,384	(58,384)	-	-	-	-
Negative basis of social contribution	21,018	(21,018)	-	-	-	-
Temporary differences
Allowance for expenses loss on trade receivables and other credits	72,649	(15,911)	-	-	-	56,738
Breakage provision	(172,869)	(23,337)	-	-	-	(196,206)
Provision for losses on other credits	143,350	-	-	-	-	143,350
Provision for legal proceedings and tax liabilities	93,221	(2,170)	-	-	-	91,051
Provisions for aircrafts redelivery	62,642	83,597	-	-	-	146,239
Derivative transactions	5,335	(47,489)	-	-	-	(42,154)
Slots	(353,226)	-	-	-	-	(353,226)
Depreciation of engines and parts for aircraft maintenance	(174,129)	(9,848)	-	-	-	(183,977)
Goodwill	(127,659)	-	-	-	-	(127,659)
Aircraft leases and other	30,956	33,145	278	-	-	64,379
Other	113,038	(23,725)	-	-	-	89,313
Unrealized profits	-	18,498	-	-	49,613	68,111
Total deferred taxes – liabilities	(227,290)	(66,642)	278	-	49,613	(244,041)
Total effect deferred taxes - income	-	(30,986)	-	-	-	-

Schedule of tax losses and negative social contribution

The Company and its subsidiaries GLA and Smiles (Fidelidade Argentina) have carry forward tax net operating losses and negative social contribution basis, which can be offset against 30% of future annual tax profits in future, with no time limit for prescription, in the following amounts:

	GOL		GLA		Smiles Fidelidade Argentina
	2019	2018	2019	2018	2019
Accumulated income tax losses	159,559	170,418	5,017,227	5,631,209	8,343
Negative basis of social contribution	159,559	170,418	5,017,227	5,631,209	-
Deferred tax assets	54,250	57,942	1,705,857	1,914,611	2,905

Schedule of estimates that deferred tax credits

Management estimates that deferred tax credits, recorded on tax losses and negative social contribution basis, will be realized as follows:

Year	Amount
2020	4,768
2021	8,375
2022	7,473
2023	8,332
2024	9,471
2025 to 2029	15,831
Total	54,250

Schedule of reconciliation of income taxes expense

The reconciliation of effective income taxes and social contribution rates for the fiscal year ended on December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017

Income (loss) before income taxes	388,945	(482,596)	70,604
Combined tax rate	34%	34%	34%
Income at the statutory tax rate	(132,241)	164,083	(24,005)

Adjustments to calculate the effective tax rate:
Equity method investees	26	132	185
Tax rate difference on results of offshore subsidiaries	(207,565)	201,043	(106,533)
Non-deductible expenses, net	(61,219)	161,815	(65,718)
Exchange rate change on foreign investments	(101,329)	(173,964)	(20,225)
Interest on shareholders’ equity	8,212	6,998	4,817
Extemporaneous tax credit	31,942	-
Deferred tax assets (liabilities) net recognized	252,567	(653,343)	291,002
Use of tax credits in non-recurring installment Payments	-	(3,892)	227,690
Total income tax	(209,607)	(297,128)	307,213

Income taxes
Current	(178,621)	(52,139)	(239,846)
Deferred	(30,986)	(244,989)	547,059
Total income (loss) taxes	(209,607)	(297,128)	307,213